SCHEDULE OF RELATED PARTY BALANCE AND TRANSACTIONS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Asia International Securities Exchange Co., Limited [Member]
Related Party Transaction [Line Items]
Loan received from related party		$ 2,430,691
Lam Shing Kwan Henry [Member]
Related Party Transaction [Line Items]
Due (to) from related parties		440,164
Ngan Ching Shun [Member]
Related Party Transaction [Line Items]
Due (to) from related parties		260,957
Ng Yi To Peter [Member]
Related Party Transaction [Line Items]
Due (to) from related parties		82,085
Related Party [Member]
Related Party Transaction [Line Items]
Due (to) from related parties		$ 783,206